Note 2 - Securities (Detail) - Gross Unrealized Losses and Fair Value of Investments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities Less than 12 Months Fair Value	$ 29,543,265	$ 29,730,930
Securities Less than 12 Months Unrealized Losses	(514,025)	(123,489)
Securities 12 Months or More Fair Value	578,230	35,946
Securities 12 Months or More Unrealized Losses	(39,742)	(35,589)
Securities Total Fair Value	30,121,495	29,766,876
Securities Total Unrealized Losses	(553,767)	(159,078)
Equity Securities [Member]
Securities Less than 12 Months Fair Value		26,316
Securities Less than 12 Months Unrealized Losses		(4,361)
Securities 12 Months or More Fair Value	39,930	35,946
Securities 12 Months or More Unrealized Losses	(31,604)	(35,589)
Securities Total Fair Value	39,930	62,262
Securities Total Unrealized Losses	(31,604)	(39,950)
US Government Agencies Debt Securities [Member]
Securities Less than 12 Months Fair Value	7,298,687	21,351,961
Securities Less than 12 Months Unrealized Losses	(39,706)	(64,264)
Securities Total Fair Value	7,298,687	21,351,961
Securities Total Unrealized Losses	(39,706)	(64,264)
US States and Political Subdivisions Debt Securities [Member]
Securities Less than 12 Months Fair Value	2,648,047	1,045,521
Securities Less than 12 Months Unrealized Losses	(76,318)	(44,038)
Securities 12 Months or More Fair Value	538,300
Securities 12 Months or More Unrealized Losses	(8,138)
Securities Total Fair Value	3,186,347	1,045,521
Securities Total Unrealized Losses	(84,456)	(44,038)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities Less than 12 Months Fair Value	19,596,531	7,307,132
Securities Less than 12 Months Unrealized Losses	(398,001)	(10,826)
Securities Total Fair Value	19,596,531	7,307,132
Securities Total Unrealized Losses	$ (398,001)	$ (10,826)